Related Party Transactions (Tables)	12 Months Ended
Sep. 30, 2023
Related Party Transactions [Abstract]
Schedule of Related Parties	The following is a list of related parties which the Group has transactions with:
No.	Name of Related Parties	Relationship
1	Mrs. Qi Xiaoyu	Shareholder of the Company
2	Mr. Fuyunishiki Ryo	Director and shareholder of the Company
3	Mr. Wu Zhihua	Director, CEO and shareholder of the Company
4	Ms. Wu Shunyu	Department head of Digital Marketing Sales
5	Ishiyama	An equity method investee of the Group

Schedule of Amount Due to Related Parties	Amount due to related parties consisted of the following for the periods indicated:
		As of September 30,
		2023	2022	2021
Mrs. Qi Xiaoyu	Expenses paid on behalf of the Group	$1,206,121	$935,581	$209,406
Mr. Fuyunishiki Ryo	Expenses paid on behalf of the Group	108,002	148,704	197,160
Mr. Wu Zhihua	Expenses paid on behalf of the Group	—	70,289	—
Ms. Wu Shunyu	Expenses paid on behalf of the Group	99,481	119,258	15,033
Ishiyama	Payable for subscription capital on long-term-investment	—	—	44,843
Total		$1,413,604	$1,273,832	$466,442

Schedule of Due from Related Parties	Amount due from related parties consisted of the following for the periods indicated:
		As of September 30,
		2023	2022	2021
Ishiyama	Expenses paid on behalf of Ishiyama	$—	$34,552	—

Schedule of Related Party Transactions	Related party transactions
	For the years ended September 30,
Nature	2023	2022	2021
Expenses paid on behalf of the Group by related parties

Mrs. Qi Xiaoyu	$1,480,137	$1,165,096	$207,352
Ms. Wu Shunyu	30,222	104,225	183,156
Mr. Fuyunishiki Ryo	218,038	78,240	61,094
Mr. Wu Zhihua	—	76,299	—
Total	$1,728,398	$1,424,460	$451,602

(Repayments)/Expenses paid on behalf of Ishiyama by the Group

Ishiyama	$(35,990)	$34,552	$—